Subsequent Events - Additional Information (Detail)						1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2016 USD ($)	Mar. 15, 2016 bbl Mcf	Mar. 14, 2016 USD ($) shares	Mar. 01, 2016 USD ($) Well	Feb. 03, 2016 USD ($)	Apr. 30, 2016 USD ($) Exchange shares	Mar. 31, 2016 USD ($) shares bbl Mcf	Dec. 31, 2015 USD ($) bbl Mcf
Subsequent Event [Line Items]
Line of credit facility, amount outstanding							$ 158,000,000	$ 111,500,000 [1]
Initial conversion share of common stock | shares			10,125,000				10,100,000
Rate multiplied by undrawn letter of credit amount to calculate reduction of borrowing base in effect			0.50
Letter Of Credit
Subsequent Event [Line Items]
Line of credit facility, remaining borrowing capacity							$ 41,000,000	$ 41,000,000
Natural Gas
Subsequent Event [Line Items]
Volume | Mcf							154,080,000	154,875,000
Natural Gas Liquids
Subsequent Event [Line Items]
Volume | bbl							1,671,000	1,551,000
Senior Credit Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 200,000,000		$ 200,000,000	$ 350,000,000
Line of credit facility, amount outstanding							158,000,000
Line of credit facility, remaining borrowing capacity							1,000,000
Commitment fee					0.50%
Liens covering the oil and gas properties, percentage			95.00%
Senior Credit Facility | Letter Of Credit
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity							60,000,000	$ 60,000,000
Line of credit facility, remaining borrowing capacity							$ 41,000,000
Benefit Street Partners Limited Liability Corporation
Subsequent Event [Line Items]
Percentage of working interest				65.00%
Total consideration for the transaction				$ 175,000,000
Amount received at closing of wells				$ 37,100,000
Benefit Street Partners Limited Liability Corporation | Drillco
Subsequent Event [Line Items]
Number of specifically designated wells for development | Well				36
Percentage of working interest				65.00%
Percentage of estimated well costs				15.00%
Joint Development Agreement [Member]
Subsequent Event [Line Items]
Total consideration for the transaction				$ 175,000,000
Amount received at closing of wells				$ 37,300,000
Number of wells committed | Well				22
Number of wells flowing in to sales | Well				15
Received reimbursement				$ 19,500,000
Crude Oil
Subsequent Event [Line Items]
Volume | bbl							730,750	544,500
Moraine East And Warrior North
Subsequent Event [Line Items]
Liens covering the oil and gas properties, percentage			100.00%
Moraine East And Warrior North | Senior Credit Facility
Subsequent Event [Line Items]
Liens covering the oil and gas properties, percentage			100.00%
Moraine East And Warrior North | Benefit Street Partners Limited Liability Corporation
Subsequent Event [Line Items]
Number of specifically designated wells for development | Well				58
Moraine East And Warrior North | Benefit Street Partners Limited Liability Corporation | Drillco
Subsequent Event [Line Items]
Number of specifically designated wells for development | Well				58
Moraine East | Benefit Street Partners Limited Liability Corporation | Drillco
Subsequent Event [Line Items]
Number of specifically designated wells for development | Well				16
Percentage of working interest				15.00%
Number of specifically designated wells drilled | Well				12
Warrior North | Benefit Street Partners Limited Liability Corporation | Drillco
Subsequent Event [Line Items]
Number of specifically designated wells for development | Well				6
Percentage of working interest				65.00%
Number of specifically designated wells drilled | Well				3
Percentage of estimated well costs				65.00%
Maximum
Subsequent Event [Line Items]
Senior notes offered for exchange			$ 675,000,000				$ 675,000,000
Additional new notes			$ 6,000,000
Margin rate					3.25%			2.50%
Liens covering the oil and gas properties, percentage			95.00%
Maximum | Senior Notes
Subsequent Event [Line Items]
Criteria of net senior secured debt to EBITDAX							300.00%
Maximum | Senior Credit Facility
Subsequent Event [Line Items]
Criteria of net senior secured debt to EBITDAX			300.00%				275.00%	300.00%
Restricted Cash and Cash Equivalents			$ 15,000,000
Maximum | Moraine East And Warrior North | Benefit Street Partners Limited Liability Corporation | Drillco
Subsequent Event [Line Items]
Percentage of working interest attained through return on investment and internal rate of return				20.00%
Interest Payments One Through Three
Subsequent Event [Line Items]
Debt Instrument, Frequency of Periodic Payment							semi-annual	Bi-annual
Interest Payments Four And Thereafter
Subsequent Event [Line Items]
Debt Instrument, Frequency of Periodic Payment								Bi-annual
Minimum
Subsequent Event [Line Items]
Percentage of senior notes exchanged for new notes.			80.00%
Margin rate					2.25%			1.50%
Net senior secured debt to EBITDAX			275.00%
Liens covering the oil and gas properties, percentage			90.00%
Minimum | Senior Credit Facility
Subsequent Event [Line Items]
Net senior secured debt to EBITDAX							210.00%	170.00%
Minimum | Moraine East And Warrior North | Benefit Street Partners Limited Liability Corporation | Drillco
Subsequent Event [Line Items]
Percentage of working interest attained through return on investment and internal rate of return				15.00%
Commodity derivatives | 2016 | Natural Gas
Subsequent Event [Line Items]
Volume | Mcf		2,740,000
Commodity derivatives | 2016 | Natural Gas Liquids
Subsequent Event [Line Items]
Volume | bbl		120,000
Commodity derivatives | Crude Oil | 2016
Subsequent Event [Line Items]
Volume | bbl		380,000
6.0% convertible perpetual preferred stock, Series A
Subsequent Event [Line Items]
Initial conversion share of common stock | shares							3,264
2020 Senior Notes
Subsequent Event [Line Items]
Debt issued aggregate principal amount							$ 324,000,000
2022 Senior Notes
Subsequent Event [Line Items]
Debt issued aggregate principal amount							309,100,000
New Notes
Subsequent Event [Line Items]
Percentage of senior notes exchanged for new notes.			1.00%
Debt Instrument, Maturity Date Range, Start			Oct. 01, 2020
Debt Instrument, Maturity Date Range, End			Oct. 01, 2021
Debt issued aggregate principal amount							$ 633,700,000
New Notes | Senior Notes
Subsequent Event [Line Items]
Debt issued aggregate principal amount								$ 675,000,000
New Notes | Interest Payments One Through Three
Subsequent Event [Line Items]
Debt Instrument Interest Rate Stated Percentage			0.00%				1.00%
New Notes | Interest Payments Four And Thereafter
Subsequent Event [Line Items]
Debt Instrument Interest Rate Stated Percentage			8.00%				8.00%
New Notes | Minimum
Subsequent Event [Line Items]
Minimum Threshold For Increase In Stated Interest Rate, Percentage Tendered in Exchange			85.00%
Subsequent Event
Subsequent Event [Line Items]
Number of privately negotiated exchange for shares | Exchange						2
Debt converted to common stock | shares						7,100,000
Subsequent Event | Senior Credit Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 190,000,000
Payment of down borrowings under Senior Credit Facility	$ 9,500,000
Subsequent Event | 6.0% convertible perpetual preferred stock, Series A
Subsequent Event [Line Items]
Preferred shares, amount						$ 13,800,000
Subsequent Event | 2020 Senior Notes
Subsequent Event [Line Items]
Debt amount for conversion						17,200,000
Subsequent Event | 2022 Senior Notes
Subsequent Event [Line Items]
Debt amount for conversion						9,700,000
Subsequent Event | New Notes
Subsequent Event [Line Items]
Debt amount for conversion						$ 2,200,000

[1]	The weighted average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2015, 2014 and 2013 was approximately 1.7%, 2.2 % and 1.9%, respectively. The weighted average interest rate on our Capital Leases and Other Obligations as of December 31, 2015, 2014 and 2013 was approximately 5.5%, 4.0% and 5.3%, respectively.